Financial Instruments - Summary of Group's Assets and Liabilities Carried at Fair Value (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	£ 3.7	£ 4.0
Financial liabilities, at fair value	(0.8)	(0.2)
Level 1
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	0.7	1.0
Level 2
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	0.5	0.5
Financial liabilities, at fair value	(0.8)	(0.2)
Level 3
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	2.5	2.5
Derivative financial instruments
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss	0.5	0.5
Financial liabilities at fair value through profit or loss	(0.8)	(0.2)
Derivative financial instruments | Level 2
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through profit or loss	0.5	0.5
Financial liabilities at fair value through profit or loss	(0.8)	(0.2)
Investment
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities [Line Items]
Investment	3.2	3.5
Investment | Level 1
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities [Line Items]
Investment	0.7	1.0
Investment | Level 2
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities [Line Items]
Investment	0.0
Investment | Level 3
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities [Line Items]
Investment	£ 2.5	£ 2.5